Document and Entity Information	0 Months Ended
May 09, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 09, 2013
Registrant Name	PowerShares Exchange-Traded Fund Trust II
Central Index Key	0001378872
Amendment Flag	false
Document Creation Date	May 09, 2013
Document Effective Date	May 09, 2013
Prospectus Date	May 01, 2013